Private Placement		7 Months Ended
	Mar. 08, 2021	Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Private Placement Disclosure [Text Block]
Note 4. Private placement
The Sponsor has agreed to purchase an aggregate of 655,500 Private Placement Shares (or 715,500 Private Placement Shares if the underwriter’s over-allotment option is exercised in full) at a price of $10.00 per Private Placement Share, from the Company in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. A portion of the proceeds from the sale of the Private Placement Shares will be added to the net proceeds from the Proposed Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) .

NOTE
4
. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 715,500 Private Placement Shares at a price of $10.00 per Private Placement Share, generating gross proceeds of $7,155,000. A portion of the proceeds from the sale of the Private Placement Shares has been added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).